RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Text Block]

6. RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE

Receivables and Prepaid Expenses As at	December 31, 2020	December 31, 2019
Receivables	$40,864	$111,577
Prepaid expenses	804,013	597,718
Total receivables and prepaid expenses	$844,877	$709,295

Long-Term Deposits As at	December 31, 2020	December 31, 2019
Long-term security deposit*	$30,204	$21,121
Total Long-Term Deposits	$30,204	$21,121

*Long-term security deposit for the current period is related to the head-office lease, US office lease, and utility security deposit; (December 31, 2019 - related to the head-office lease).

At December 31, 2020 and 2019, the Company anticipates full recovery of these amounts and therefore no impairment has been recorded against these receivables and long-term deposits. The Company holds no collateral for any receivable amounts outstanding as at December 31, 2020 and 2019.

Loan receivable

In August 2020, the Company extended a US$140,000 (C$178,248) loan to a local resident to complete the construction of a restaurant in Jordan Valley. This restaurant will serve the local community and the Company's employees and contractors.  The loan bears a 6.0% interest rate per annum for a five-year term. The first payment was originally due on January 31, 2021 but was subsequently deferred to April 30, 2021 (see Note 20). The loan is fully secured by the premises and all property affixed or attached to or incorporated upon the premises.

A summary of the changes in the loan receivable and the interest income for the year ended December 31, 2020 is as follows:

Loan receivable
Balance, December 31, 2019	$—
Loan receivable	178,248
Principal payments	—
Balance, December 31, 2020	$178,248
Current portion	$31,515
Non-current portion	$146,733

Interest income
Balance, December 31, 2019	$—
Balance, December 31, 2020	$—

The impairment test has been performed quarterly, based on the expected credit loss model. Management assessed the credit risk related to the loan as low (Note 4(i)).

Subsequent to the year end, the loan was increased from US$140,000 (C$178,248) to US$175,000 (C$222,810) - see Note 20.